General and administrative expenses (Detail) - General and administrative expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
General and administrative expenses [line items]
Purchase of goods and services	€ (9,892)	€ (7,053)	€ (5,488)
Depreciation, amortization and impairment	(3,828)	(2,761)	(2,326)
Payroll expenses	(18,442)	(14,858)	(11,895)
Other	(148)	(204)	(332)
Total	€ (32,310)	€ (24,876)	€ (20,041)

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.